Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Schedule of Reduction of R&D Expenses	As no future sales are expected following the C-Scan discontinuation, the provision was derecognized in 2023 as a reduction of R&D expenses.
	December 31,
	2025	2024

Royalties to an ASIC designer	-	-
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